Vanguard Managed Allocation Fund

Schedule of Investments (unaudited)
As of September 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)

Investment Companies (100.0%)
U.S. Stock Funds (30.0%)
Vanguard Total Stock Market Index Fund Investor Shares	2,092,921	173,545
Vanguard Value Index Fund Investor Shares	1,542,240	62,939
Vanguard Small-Cap Value Index Fund Admiral Shares	1,314,585	62,456
Vanguard Dividend Appreciation Index Fund Admiral Shares	1,099,663	38,411
Vanguard High Dividend Yield Index Fund Admiral Shares	1,558,019	38,031
		375,382
Global Stock Fund (2.5%)
Vanguard Global Minimum Volatility Fund Investor Shares	2,384,449	31,355

International Stock Funds (26.5%)
Vanguard Total International Stock Index Fund Investor Shares	17,909,490	300,163
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,160,469	31,716
		331,879
U.S. Bond Fund (11.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	12,368,459	142,732

International Bond Fund (6.1%)
Vanguard Total International Bond Index Fund Investor Shares	6,514,185	75,760

Alternative Funds (23.5%)
Vanguard Alternative Strategies Fund	7,288,651	125,511
Vanguard Commodity Strategy Fund	3,869,170	93,479
Vanguard Market Neutral Fund Investor Shares	7,974,160	75,276
		294,266
Total Investment Companies (Cost $1,077,094)		1,251,374
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.117% (Cost $—)	1	—
Total Investments (100.0%) (Cost $1,077,094)		1,251,374
Other Assets and Liabilities—Net (0.0%)		(135)
Net Assets (100%)		1,251,239
Cost is in $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Managed Allocation Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At September 30, 2020, 100% of the market value of the fund's investments were determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					Sept. 30,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative
Strategies Fund	231,325	20,778	89,734	(7,510)	(29,348)	—	—	125,511
Vanguard Commodity
Strategy Fund	141,734	4,834	41,581	(5,062)	(6,446)	—	—	93,479
Vanguard Dividend
Appreciation Index Fund	—	41,367	5,382	192	2,234	367	—	38,411
Vanguard Emerging
Markets Stock Index Fund	95,902	459	59,076	1,109	(6,678)	459	—	31,716
Vanguard Global Minimum
Volatility Fund	139,654	—	97,404	23,258	(34,153)	—	—	31,355
Vanguard High Dividend
Yield Index Fund	—	40,728	2,722	97	(72)	728	—	38,031
Vanguard Market Liquidity
Fund	—	NA1	N/A1	(1)	—	2	—	—
Vanguard Market Neutral
Fund	89,985	18,564	27,270	(1,030)	(4,973)	135	—	75,276
Vanguard Small-Cap Value
Index Fund	—	102,183	30,920	(3,468)	(5,339)	932	—	62,456
Vanguard Total Bond
Market II Index Fund	212,647	30,099	109,148	4,249	4,885	2,911	—	142,732
Vanguard Total
International Bond Index
Fund	110,091	10,985	48,068	3,397	(645)	594	—	75,760
Vanguard Total
International Stock Index
Fund	451,751	48,901	160,204	(9,451)	(30,834)	4,243	—	300,163
Vanguard Total Stock
Market Index Fund	208,568	67,515	110,837	27,079	(18,780)	2,324	—	173,545

Managed Allocation Fund

Vanguard Ultra-Short-Term
Bond Fund	91,244	3,712	95,222	261	5	489	—	—
Vanguard Value Index
Fund	95,523	3,223	22,733	2,354	(15,428)	1,473	—	62,939
Total	1,868,424	393,348	900,301	35,474	(145,572)	14,657	—	1,251,374

1 Not applicable—purchases and sales are for temporary cash investment purposes.